UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

(Address of principal executive offices)(Zip code)

Rebecca Gilding, Esq.

State Street Bank and Trust Company

One Lincoln Street/SUM0703

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1.  Schedule of Investments.

Renaissance IPO ETF

Renaissance International IPO ETF

2018

December 31, 2018

Renaissance Capital LLC

The IPO Expert

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value (US$)
	COMMON STOCKS - 99.6%
	CONSUMER DISCRETIONARY - 17.8%
	Automobiles - 0.9%
20,325	NIO, Inc. - ADR * (a)	$129,470

	Diversified Consumer Services - 1.3%
11,931	Laureate Education, Inc. - Cl. A *	181,829

	Household Durables - 1.2%
5,452	Roku, Inc. *	167,049

	Internet & Catalog Retail - 3.0%
10,868	Pinduoduo, Inc. - ADR * (a)	243,878
5,318	Stitch Fix, Inc. - Cl. A *	90,885
4,760	Farfetch, Ltd. - Cl. A *	84,299
		419,062
	Media - 5.4%
45,883	Altice USA, Inc. - Cl. A	757,987

	Specialty Retail - 3.7%
4,074	Carvana Co. * (a)	133,261
6,115	Floor & Decor Holdings, Inc. - Cl. A *	158,378
7,912	National Vision Holdings, Inc. *	222,881
		514,520
	Textiles, Apparel & Luxury Goods - 2.3%
7,305	Canada Goose Holdings, Inc. *	319,375
		2,489,292
	CONSUMER STAPLES - 2.4%
	Food & Staples Retailing - 2.4%
15,182	BJ’s Wholesale Club Holdings, Inc. *	336,433

	ENERGY - 2.7%
	Energy Equipment & Services - 0.5%
5,571	Liberty Oilfield Services, Inc. - Cl. A (a)	72,145

	Oil, Gas & Consumable Fuels - 2.2%
11,537	Antero Midstream GP LP	128,984
6,062	BP Midstream Partners LP	94,203
8,083	Jagged Peak Energy, Inc. *	73,717
		296,904
		369,049
	FINANCIALS - 21.5%
	Capital Markets - 1.0%
2,233	Focus Financial Partners, Inc. - Cl. A *	58,795
2,102	Hamilton Lane, Inc. - Cl. A	77,774
		136,569
	Commercial Banks - 1.1%
9,106	Cadence BanCorp	152,799

	Consumer Finance - 0.5%
1,381	LexinFintech Holdings, Ltd. - ADR * (a)	10,012
7,458	PPDAI Group, Inc. - ADR * (a)	26,849
8,270	Qudian, Inc. - ADR * (a)	35,478
		72,339
	Insurance - 3.0%
25,055	AXA Equitable Holdings, Inc.	416,664

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018 (continued)

Shares		Value (US$)
	Real Estate Investment Trusts (REITs) - 14.2%
10,860	Americold Realty Trust	$277,364
37,819	Invitation Homes, Inc.	759,406
50,764	VICI Properties, Inc.	953,348
		1,990,118
	Real Estate Management & Development - 1.7%
5,914	Cushman & Wakefield PLC *	85,576
18,804	Newmark Group, Inc. - Cl. A	150,808
		236,384
		3,004,873
	HEALTH CARE - 4.3%
	Biotechnology - 1.1%
960	Allakos, Inc. *	50,179
2,030	Allogene Therapeutics, Inc. *	54,668
2,760	Moderna, Inc. * (a)	42,145
		146,992
	Health Care Providers & Services - 0.4%
1,590	Guardant Health, Inc. *	59,768

	Pharmaceuticals - 2.8%
1,610	Akcea Therapeutics, Inc. * (a)	48,526
7,985	Elanco Animal Health, Inc. *	251,767
1,315	Tilray, Inc. * (a)	92,760
		393,053
		599,813
	INDUSTRIALS - 9.5%
	Air Freight & Logistics - 0.7%
22,581	BEST, Inc. - ADR *	92,808

	Airlines - 1.9%
9,859	Azul SA - ADR *	272,996

	Building Products - 0.9%
8,554	JELD-WEN Holding, Inc. *	121,552

	Commercial Services & Supplies - 0.6%
13,468	ADT, Inc.	80,943

	Electrical Equipment - 0.8%
2,650	Bloom Energy Corp. - Cl. A * (a)	26,447
7,382	GrafTech International, Ltd.	84,450
		110,897
	Energy Equipment & Services - 0.9%
4,784	Cactus, Inc. - Cl. A *	131,129

	Machinery - 2.9%
15,997	Gardner Denver Holdings, Inc. *	327,139
5,621	Gates Industrial Corp. PLC *	74,422
		401,561
	Road & Rail - 0.8%
6,006	Schneider National, Inc. - Cl. B	112,132
		1,324,018

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018 (continued)

Shares		Value (US$)
	INFORMATION TECHNOLOGY - 40.5%
	Internet Software & Services - 19.4%
6,299	Cargurus, Inc. *	$212,465
13,329	Cloudera, Inc. *	147,419
9,307	DocuSign, Inc. *	373,024
6,723	Dropbox, Inc. - Cl. A *	137,351
1,460	Eventbrite, Inc. - Cl. A *	40,603
2,002	HUYA, Inc. - ADR * (a)	30,991
16,193	iQIYI, Inc. - ADR * (a)	240,790
10,851	Okta, Inc. *	692,294
5,997	Sogou, Inc. - ADR *	31,484
7,078	Spotify Technology SA *	803,353
		2,709,774
	IT Services - 6.0%
6,058	GreenSky, Inc. - Cl. A *	57,975
3,034	MongoDB, Inc. *	254,067
19,488	Pagseguro Digital, Ltd. - Cl. A *	365,010
6,450	StoneCo, Ltd. - Cl. A * (a)	118,938
4,755	Switch, Inc. - Cl. A	33,285
		829,275
	Software - 15.1%
3,134	Altair Engineering, Inc. - Cl. A *	86,436
3,686	Alteryx, Inc. - Cl. A *	219,207
1,970	Anaplan, Inc. *	52,284
878	Avalara, Inc. * (a)	27,350
5,336	Bilibili, Inc. - ADR * (a)	77,852
4,443	Ceridian HCM Holding, Inc. *	153,239
890	Elastic NV *	63,617
6,101	Pivotal Software, Inc. - Cl. A *	99,751
2,628	Pluralsight, Inc. - Cl. A *	61,890
8,788	SailPoint Technologies Holding, Inc. *	206,430
6,973	Sea, Ltd. - ADR *	78,934
1,703	Smartsheet, Inc. - Cl. A *	42,337
72,614	Snap, Inc. - Cl. A * (a)	400,103
3,180	SolarWinds Corp. *	43,979
1,210	Tenable Holdings, Inc. *	26,850
10,410	Tencent Music Entertainment Group - ADR * (a)	137,620
7,647	Zscaler, Inc. *	299,839
1,610	Zuora, Inc. - Cl. A * (a)	29,205
		2,106,923
		5,645,972
	MATERIALS - 0.9%
	Chemicals - 0.7%
2,540	Livent Corp. *	35,052
4,605	PQ Group Holdings, Inc. *	68,200
		103,252
	Containers & Packaging - 0.2%
2,336	Ardagh Group SA	25,883
		129,135

	TOTAL COMMON STOCKS (Cost - $17,351,479)	13,898,585

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018 (continued)

Shares		Value (US$)
	SHORT-TERM INVESTMENTS - 8.5%
1,185,338	State Street Navigator Securities Lending Government Money Market Portfolio (b)	$1,185,338

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,185,338)	1,185,338

	TOTAL INVESTMENTS - 108.1% (Cost - $18,536,817) (c)	$15,083,923
	LIABILITIES LESS OTHER ASSETS - (8.1) %	(1,127,278)
	NET ASSETS - 100.0%	$13,956,645

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2018, the market value of securities loaned was $1,160,540. The loaned securities were secured with cash collateral of $1,185,338. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $18,536,817. At December 31, 2018, net depreciation for all securities was $3,452,894. This consists of aggregate gross unrealized appreciation of $246,859 and aggregate gross unrealized depreciation of $3,699,753.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value (US$)
	COMMON STOCKS - 99.3%
	AUSTRALIA - 1.1%
16,170	Viva Energy Group, Ltd. * (a)	$20,501

	AUSTRIA - 1.2%
550	BAWAG Group AG (a)	22,585

	BELGIUM - 0.5%
330	Shurgard Self Storage SA *	9,169

	BRAZIL - 6.5%
5,000	Atacadao Distribuicao Comercio e Industria Ltda	23,337
2,060	Hapvida Participacoes e Investimentos SA (a)	16,583
2,980	IRB Brasil Resseguros SA	64,171
2,540	Notre Dame Intermedica Participacoes SA *	19,058
		123,149
	BRITAIN - 3.8%
900	Aston Martin Lagonda Global Holdings PLC * (a)	14,037
4,490	Avast PLC * (a)	16,253
28,140	Quilter PLC (a)	42,438
		72,728
	CANADA - 1.0%
1,560	Kinder Morgan Canada, Ltd. * (a)	18,203

	CHINA - 19.7%
3,300	China Literature, Ltd. * (a) (b)	15,298
534,800	China Tower Corp., Ltd. - Cl. H * (a)	101,080
12,750	Guotai Junan Securities Co., Ltd. - Cl. H (a)	25,791
9,350	Haidilao International Holding, Ltd. * (a)	20,490
1,510	Innovent Biologics, Inc. * (a)	4,657
8,870	Jiangxi Bank Co., Ltd. - Cl. H *	7,657
1,390	Jiangxi Ganfeng Lithium Co., Ltd. - Cl. H * (a)	2,251
7,490	Meituan Dianping - Cl. B * (b)	41,991
2,440	Ping An Healthcare and Technology Co., Ltd. * (a)	8,600
980	Shandong Gold Mining Co., Ltd. - Cl. H * (a)	2,388
40,580	Tianhe Chemicals Group, Ltd. * (a) (c)	—
13,040	Tongcheng Elong Holdings, Ltd. *	20,816
7,500	Wuxi Biologics Cayman, Inc. * (a)	48,033
29,420	Xiaomi Corp. - Cl. B * (a) (b)	48,542
18,590	Yixin Group, Ltd. * (a)	4,155
12,760	Zhenro Properties Group, Ltd.	8,343
5,140	ZhongAn Online P&C Insurance Co., Ltd. - Cl. H * (a) (b)	16,443
		376,535
	FINLAND - 0.6%
1,320	Kojamo Oyj *	12,258

	FRANCE - 0.7%
1,160	ALD SA (a)	13,822

	GERMANY - 11.7%
1,630	Delivery Hero SE * (a)	60,696
530	DWS Group GmbH & Co. KGaA * (a)	14,192
1,180	HelloFresh SE *	8,261
650	Knorr-Bremse AG *	58,551
1,950	Siemens Healthineers AG * (a)	81,649
		223,349
	HONG KONG - 0.5%
5,460	China Education Group Holdings, Ltd. *	6,694
7,330	Crystal International Group, Ltd. (a)	3,716
		10,410

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018 (continued)

Shares		Value (US$)
	INDIA - 8.6%
2,180	AU Small Finance Bank, Ltd. (a)	$19,344
1,800	Avenue Supermarts, Ltd. * (a)	41,399
1,800	Bandhan Bank, Ltd. (a)	14,206
420	HDFC Asset Management Co., Ltd. * (a)	8,994
4,860	HDFC Standard Life Insurance Co., Ltd. * (a)	26,926
2,450	ICICI Lombard General Insurance Co., Ltd. (a)	30,250
1,320	Reliance Nippon Life Asset Management, Ltd. (a)	2,997
2,440	SBI Life Insurance Co., Ltd. (a)	20,802
		164,918
	IRELAND - 2.6%
11,940	AIB Group PLC	50,343

	ITALY - 2.2%
6,540	Pirelli & C S.p.A. * (a)	42,037

	JAPAN - 15.3%
3,240	SG Holdings Co., Ltd.	84,662
16,790	Softbank Corp. *	208,027
		292,689
	JERSEY - 0.0%
2,130	En+ Group PLC - GDR (a)	—

	MALAYSIA - 0.5%
8,660	Lotte Chemical Titan Holding Bhd (a)	9,682

	MEXICO - 2.1%
10,060	Banco del Bajio SA (a)	19,575
8,340	Becle SAB de CV	11,200
6,620	GMexico Transportes SAB de CV (a)	8,644
		39,419
	NETHERLANDS - 2.6%
90	Adyen NV * (a)	48,986

	NORWAY - 0.5%
3,700	Elkem ASA * (a)	9,498

	POLAND - 1.0%
730	Dino Polska SA * (a)	18,697

	SINGAPORE - 1.3%
44,620	NetLink NBN Trust - UNIT	25,044

	SOUTH AFRICA - 0.8%
10,680	Pepkor Holdings, Ltd. * (a)	15,581

	SOUTH KOREA - 5.7%
781	Celltrion Healthcare Co., Ltd. *	52,706
260	Netmarble Corp. * (a)	25,982
500	Orange Life Insurance, Ltd. (a)	12,547
90	Pearl Abyss Corp. *	16,769
		108,004
	SPAIN - 2.7%
2,370	Gestamp Automocion SA (a)	13,496
690	Metrovacesa SA * (a)	8,767
5,720	Prosegur Cash SA (a)	12,675
11,870	Unicaja Banco SA (a)	15,640
		50,578
	SWITZERLAND - 2.9%
740	Galenica AG * (a)	32,584
2,120	SIG Combibloc Group AG *	22,561
		55,145

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018 (continued)

Shares		Value (US$)
	TAIWAN - 0.3%
15,400	FIT Hon Teng, Ltd. (a) (b)	$6,667

	THAILAND - 1.5%
10,870	B Grimm Power PCL	8,847
8,080	Gulf Energy Development PCL	20,225
		29,072
	UAE - 1.4%
19,010	Abu Dhabi National Oil Co. for Distribution PJSC	12,007
12,160	Emaar Development PJSC	14,599
		26,606

	TOTAL COMMON STOCKS (Cost - $2,092,971)	1,895,675
	SHORT-TERM INVESTMENTS - 1.3%
24,202	State Street Navigator Securities Lending Government Money Market Portfolio (d)	24,202

	TOTAL SHORT-TERM INVESTMENTS (Cost - $24,202)	24,202

	TOTAL INVESTMENTS - 100.6% (Cost - $2,117,173) (e)	$1,919,877
	LIABILITIES LESS OTHER ASSETS - (0.6) %	(11,933)
	NET ASSETS - 100.0%	$1,907,944

*	Non-income producing security.

(a)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	Securities (or a portion of the security) on loan. As of December 31, 2018, the market value of securities loaned was $85,906. The loaned securities were secured with cash collateral of $24,202. Collateral is calculated based on prior day’s prices.

(c)	Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.

(d)	Represents investments of cash collateral received in connection with securities lending.

(e)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $2,117,173. At December 31, 2018, net appreciation for all securities was $197,296. This consists of aggregate gross unrealized appreciation of $105,274 and aggregate gross unrealized depreciation of $302,570.

GDR - Global Depositary Receipt

PJSC - Public Joint Stock Company

PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

RENAISSANCE IPO ETFS
NOTES TO FINANCIAL STATEMENTS
For the Period Ended December 31, 2018 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Adviser, Renaissance Capital LLC (the “Advisor”), and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2018, all of the Funds’ investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Renaissance Capital Greenwich Funds

By:	/s/ William K. Smith
William K. Smith
President

Date: February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: February 27, 2019